Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	$ 6,806	$ 347	$ 18,141	$ 7,096	$ 3,986
Mexico [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	5,700		5,994	5,879
Colombia [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	21		23	22
Brazil [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests	$ 1,085		1,224	$ 1,195
Philippinnes [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non-controlling interests			$ 10,900